Note 11 - Income Taxes - Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statutory rate	21.00%	21.00%
Permanent differences	0.00%	(10.83%)
Change in effective tax rate	0.22%	0.04%
States	0.68%	0.11%
Valuation allowance	(21.91%)	(13.01%)
Foreign research incentives	0.71%	0.14%
Other	0.04%	2.88%
Effective rate	0.74%	0.33%